UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Cash Used in Operating Activities	$ (544,786)	$ (1,274,344)
Cash Flows from Investing Activities:
Purchases of property and equipment	(21,920)
Purchases of intangible assets	(1,332)	(5,789)
Purchases of short-term investments	(413,645)	(277,200)
Redemption of short-term investments	1,370,764	1,197,258
Repayment of loans from related parties		1,386
Net Cash Provided by Investing Activities	933,867	915,655
Cash Flows from Financing Activities:
Repayment of bank borrowings	(689,408)
Net Cash Used in Financing Activities	(689,408)
Effect of exchange rate changes on cash and cash equivalents	40,669	(67,543)
Net decrease in cash and cash equivalents	(259,658)	(426,232)
Cash and cash equivalents at beginning of period	1,480,528	3,316,062
Cash and cash equivalents at end of period	1,220,870	2,889,830
Supplemental Cash Flow Information
Cash paid for interest expenses	$ 8,388	$ 39,314